Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2016 were as follows:

Operating leasing
Year ending December 31:
2017	$2,220
2018	2,224
2019	2,229
2020	2,119
2021 and thereafter	11,612
Total	$20,404